Fair Value Measurements (Details Narrative)		6 Months Ended	12 Months Ended
	Oct. 22, 2025 shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reclassification from convertible note payable			$ 300,000
Forward purchase derivative liability		$ 8,084,000	$ 9,692,000	$ 8,104,000
Issuance of exercise share | shares	8,048,770	26,321	6,772
Related party note payable		$ 300,000	$ 300,000
Converted shares | shares	8,048,770
Note payable		0	0			$ 3,000,000.0
Dolma [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related party note payable		$ 300,000	$ 300,000
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		4.14	3.53
Warrant liability, measurement input		4.31	3.99		4.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		2.32	2.81
Warrant liability, measurement input		7.16	7.65		8.65
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			65.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		0.0	0.0		0.0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		1.05	1.65		7.48
Measurement Input, Annualized Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		65.0	65.0
Warrant liability, measurement input		65.0	62.0		65.0